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                         CENTRAL SECURITIES CORPORATION

                                   ----------

                         INTERIM REPORT TO STOCKHOLDERS

                            AS OF SEPTEMBER 30, 2003

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

To the Stockholders of

CENTRAL SECURITIES CORPORATION:

      Financial data for the quarter ended September 30, 2003 prepared by management without audit by independent auditors and other pertinent information are submitted herewith.

      Comparative market values of net assets are as follows:

                                                    Sept. 30, 2003   June 30, 2003    Dec. 31, 2002
                                                    --------------   -------------    -------------
Net assets........................................    $435,952,050    $421,972,928     $361,942,568
Net assets per share of Common Stock..............           22.91           22.06            18.72
      Shares of Common Stock outstanding..........      19,031,684      19,124,984       19,337,284

      Comparative operating results are as follows:

                                                                       Nine months ended September 30,
                                                                       -------------------------------
                                                                             2003            2002
                                                                             ----            ----
Net investment income...............................................      $ 1,737,273     $ 2,383,772
      Per share of Common Stock.....................................              .09*            .13*
Net realized gain on sale of investments............................       20,595,780      18,895,235
Increase (decrease) in net unrealized appreciation of investments...       59,380,203    (187,342,733)
Increase (decrease) in net assets resulting from operations.........       81,713,256    (166,063,726)

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*     Per-share   data  are  based  on  the  average  number  of  Common  shares outstanding during the nine-month period.

      In the quarter ended September 30, 2003 the Corporation repurchased 93,300 shares of its Common Stock at an average price of $19.57. These shares were purchased on the American Stock Exchange. The Corporation may from time to time purchase Common Stock in such amounts and at such prices as the Board of Directors may deem advisable in the best interests of stockholders.

      Stockholders' inquiries are welcome.

                                                  CENTRAL SECURITIES CORPORATION

                                                     WILMOT H. KIDD, President

375 Park Avenue
New York, NY 10152
October 14, 2003


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

                          PRINCIPAL PORTFOLIO CHANGES
                          July 1 to September 30, 2003
                   (Common Stock unless specified otherwise)

                                                                        Number of Shares
                                                             ---------------------------------------
                                                                                           Held
                                                                                       September 30,
                                                             Purchased      Sold           2003
                                                             ---------      ----       -------------

Analog Devices, Inc....................................                     10,000         490,000
ArvinMeritor, Inc......................................        60,000                      700,000
Capital One Financial Corporation......................                     10,000         430,000
Erie Indemnity Company Class A.........................        10,000                       10,000
Flextronics International Ltd..........................                     70,000       1,230,000
Intel Corporation......................................                     50,000       1,000,000
Marsh & McLennan Companies, Inc........................        20,000                       70,000
Medco Health Solutions, Inc............................        12,060*                      12,060
Peerless Systems Corporation...........................                    200,000              --
Rohm and Haas Company..................................                     50,000         200,000
Schering-Plough Corporation............................        50,000                      450,000

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*     Received in a distribution from Merck & Co., Inc.

                             TEN LARGEST INVESTMENTS

                                                               September 30, 2003
                                                 ------------------------------------------------
                                                                             % of      Year First
                                                  Cost         Value      Net Assets    Acquired
                                                  ----         -----      ----------   ----------
                                                      (millions)
The Plymouth Rock Company, Inc...............    $ 2.2         $51.9         11.9%        1982
Intel Corporation............................       .4          27.5          6.3         1986
Capital One Financial Corporation............      2.1          24.5          5.6         1994
American Management Systems, Inc.............     22.2          20.8          4.8         1984
Analog Devices, Inc..........................       .6          18.6          4.3         1987
Murphy Oil Corporation.......................      3.1          17.6          4.0         1974
Flextronics International Ltd................      3.9          17.5          4.0         1996
Brady Corporation............................      2.4          16.5          3.8         1984
The Bank of New York Company, Inc............      4.1          16.3          3.7         1993
Convergys Corporation........................     16.7          16.1          3.7         1998


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

                               BOARD OF DIRECTORS

DONALD G. CALDER                                      DUDLEY D. JOHNSON
     President                                             President
     G. L. Ohrstrom & Co., Inc.                            Young & Franklin Inc.
     New York, NY                                          Liverpool, NY

JAY R. INGLIS                                          WILMOT H. KIDD
     Executive Vice President                               President
     National Marine Underwriters, Inc.
     New York, NY

                              C. CARTER WALKER, JR.
                                 Washington, CT

                                    OFFICERS

                      WILMOT H. KIDD, President
                      CHARLES N. EDGERTON, Vice President and Treasurer MARLENE A. KRUMHOLZ, Secretary

                                     OFFICE

                       375 Park Avenue, New York, NY 10152
                                  212-688-3011
                            866-593-2507 (toll free)
                            www.centralsecurities.com

                      CUSTODIAN

                          UMB Bank, N.A.
                               P.O. Box 419226, Kansas City, MO 64141-6226

                      TRANSFER AGENT AND REGISTRAR

                          EquiServe Trust Company, N.A.
                               P. O.  Box  43069,  Providence,  RI  02940-3069
                               781-575-2754
                               www.equiserve.com

                      INDEPENDENT AUDITORS

                          KPMG LLP
                               757 Third Avenue, New York, NY 10017


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